Deferred tax - Analysis of Deferred Tax Balances for Financial Reporting Purposes (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019 [1]
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred tax assets gross	£ 565.0	£ 477.5
Deferred tax assets, offset	(223.5)	(264.6)
Deferred tax assets	341.5	212.9	[1]	£ 187.9
Deferred tax liabilities gross	(536.0)	(568.7)
Deferred tax liabilities, offset	223.5	264.6
Deferred tax liabilities	(312.5)	(304.1)	[1]	£ (379.8)
Deferred tax assets (liabilities)	£ 29.0	£ (91.2)

[1]	Figures have been restated as described in the accounting policies.